STATEMENTS OF CASH FLOW - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 896,778	$ 683,068	$ 3,050,627	$ 2,306,903
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred financing costs	14,559	12,996	47,676	26,916
Loss on sale of real estate, net			87,967	5,476
Impairment loss
Depreciation expense	5,156
Gain on sale of real estate	(26,478)
(Increase) decrease in:
Escrow deposit	(596,070)
Interest and fees receivable	(19,495)	(50,601)	(213,438)	(207,098)
Other receivables	4,611	1,751	(72,374)	(17,500)
Prepaid Insurance	(32,260)
(Decrease) increase in:
Due to member	(630,728)	58,132	421,592	135,929
Accrued interest	(11,315)	(8,326)	(13,479)	24,548
Accrued expenses	314,870		196,086
Deferred revenue	112,310	10,250	25,484	71,299
Advances from borrowers	307,543	(11,954)	167,044	29,724
Total adjustments	(557,297)	12,248	646,558	69,294
NET CASH PROVIDED BY OPERATING ACTIVITIES	339,481	695,316	3,697,185	2,376,197
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of real estate owned	90,123		1,059,629	421,822
Acquisitions of and improvements to real estate owned	(18,482)	(85,746)	(886,009)
Purchase of furniture and equipment	(102,327)
Purchase of land and building			397,448
Security deposit	(32,000)		800
Principal disbursements for mortgages receivable	(10,091,528)	(5,113,384)	(21,580,103)	(19,412,438)
Principal collections on mortgages receivable	3,938,601	3,376,109	14,861,360	5,812,116
NET CASH USED FOR INVESTING ACTIVITIES	(6,215,613)	(1,823,021)	(6,941,771)	(13,178,500)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from line of credit	7,595,766	600,000	7,475,000	6,000,000
Repayment of line of credit	(11,559,609)	(1,600,000)	(5,361,057)	(5,000,000)
Principal payments on mortgage payable	(1,657)
Proceeds from IPO	13,000,000
Proceeds from mortgage			310,000
Pre-offering costs incurred	(1,544,197)	(73,500)	(580,890)	(45,000)
Financing costs incurred	(13,650)	(65,050)	(76,159)	(12,075)
Member contributions	653,646	1,862,800	5,084,732	7,214,754
Member distributions	(2,460,125)	(236,445)	(3,879,259)	(1,396,215)
NET CASH PROVIDED BY FINANCING ACTIVITIES	5,670,174	487,805	2,972,367	6,761,464
NET DECREASE IN CASH	(205,958)	(639,900)	(272,219)	(4,040,839)
CASH - BEGINNING OF PERIOD	1,561,863	1,834,082	1,834,082	5,874,921
CASH - END OF PERIOD	1,355,905	1,194,182	1,561,863	1,834,082
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION
Interest paid	$ 101,711	$ 97,540	$ 470,821	$ 170,234